Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 27, 2016
Registrant Name	dei_EntityRegistrantName	PFS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001103243
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	tfcgx
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 27, 2016
Prospectus Date	rr_ProspectusDate	Dec. 27, 2016
Taylor Frigon Core Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Taylor Frigon Core Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fees (on shares sold after holding them for 90 days or less as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	rr_ExpenseExampleYear01	$ 148
Three Years	rr_ExpenseExampleYear03	$ 459
Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Taylor Frigon Core Growth Fund (the “Fund”), under normal market conditions, invests primarily in common stocks of companies of all sizes, including small and micro-capitalization companies that Taylor Frigon Capital Management LLC (the “Adviser”), the Fund’s investment adviser, believes have excellent growth prospects. The Fund may invest in foreign securities, including American Depositary Receipts (ADRs). The Adviser applies a proprietary selection process called the TFCM Core Growth Strategy when selecting investments for the Fund.

In applying its TFCM Core Growth Strategy, the Adviser identifies growth companies using a rigorous analytical approach that employs both qualitative and quantitative research techniques. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole and offering above-average prospects for capital appreciation and little or no emphasis on dividend income.

The Adviser considers a company to be a growth company if it has the following characteristics:

•	Proven, capable management in growth industries;
•	Innovation that solves problems, creates new markets, and improves the world;
•	Financially strong businesses at the leading edge of global economic trends. Companies with demonstrated growth in earnings and sales, high returns on equity and assets, among other strong financial indicators; and
•	Promising revenue and earnings growth that are not yet well recognized or fully valued, i.e., companies the Advisers believes are financially strong and are selling at attractive prices in relation to their values.

The Adviser’s investment selection process includes a review of global economic trends, themes and paradigm shifts in combination with the Adviser’s proprietary quantitative metrics analysis. A key part of the investment process is identifying where innovations in business create paradigm shifts that can result in the opening of new markets in which well-run, financially strong companies can benefit.

Companies that meet the Adviser’s macro and quantitative criteria are then analyzed with rigorous qualitative research to determine a company’s prospects in light of market position, potential for leadership and possible disruptive aspects of their products and/or services. The ultimate decision to purchase a company is based on the Adviser’s assessment of potential returns that a company can produce.

The Fund may invest a large percentage of its assets in a few sectors, including but not limited to information technology, industrials, health care, consumer discretionary, and financials.

The Adviser may sell or reduce the Fund's position in a security (1) when it approaches and/or exceeds the Adviser's estimate of its intrinsic value, (2) when its macro-economic factors or quantitative characteristics have changed, or (3) when the facts or the analysis surrounding the reason to originally put the security in the Fund's portfolio have changed.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change including being affected by interest rate levels and political events.

Growth Risk. If the Adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Risks of Micro-Cap Companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. Therefore, the Fund may experience considerably more risk of loss and its returns may differ significantly from funds investing in larger companies or other asset classes.

Sector Risk. Sector risk is the possibility that all stocks within the same sector will decline in price due to sector-specific market or economic developments. The Fund may emphasize certain sectors at various times including, among others, information technology, industrials, health care, consumer discretionary and financials.

Risks associated with investments in companies in the information technology sector include that their technology may become obsolete, short product cycles, falling prices and profits, competition from new market entrants and general market conditions.

Risks associated with investments in companies in the industrials sector include consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. Companies in this sector may also be affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Risks associated with investments in companies in the health care sector may include government regulation and reimbursement rates, as well as government approval of products and services. Further, types of products or services produced or provided by health care companies quickly can become obsolete. Pharmaceutical companies and other companies can be affected by patent expirations.

Risks associated with investments in companies in the consumer discretionary sector include the overall economy, interest rates, competition and consumer confidence. Success of companies in this sector can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes may also affect companies in this sector.

Risks associated with investments in the financial sector are subject to government regulation limiting both the types of loans and other financial commitments such companies can make, and the interest rates and fees they can charge. Certain companies in this sector may be subject to price competition. The financial services industry can be subject to relatively rapid change as distinctions between financial services segments become increasingly blurred.

Foreign Risk. Foreign securities and American Depository Receipts ("ADRs") have risks not usually associated with securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Limited History of Operations Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-897-4821.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-897-4821
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.

[1]	Other Expenses are based on estimated amounts for the current fiscal year.